Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Michigan — 163.9%

County/City/Special District/School District — 40.7%
Belding Area Schools, GO, (Q-SBLF), 5.25%, 05/01/48	$1,620	$1,646,815
Bloomfield Hills School District, GO, 5.00%, 05/01/48	1,250	1,246,629
Byron Center Public Schools, GO, 5.25%, 05/01/53	5,000	5,049,125
Cedar Springs Public School District, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	1,100	1,098,514
Series II, (Q-SBLF), 4.50%, 05/01/49	1,950	1,706,622
Chippewa Valley Schools, GO, (Q-SBLF), 5.00%, 05/01/43.	4,275	4,314,633
City of Lansing Michigan, Refunding GO
Series B, 4.00%, 06/01/43	2,000	1,715,683
Series B, (AGM), 4.13%, 06/01/48	5,325	4,433,396
Clarkston Community Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/45	8,360	8,423,372
Series I, (Q-SBLF), 5.00%, 05/01/47	4,500	4,467,990
Columbia School District, GO, (Q-SBLF), 5.00%, 11/01/23(a)	5,185	5,185,000
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.50%, 05/01/41	425	401,399
Series I, (Q-SBLF), 4.50%, 05/01/43	320	296,238
Series I, (Q-SBLF), 4.00%, 05/01/45	850	716,260
Series I, (Q-SBLF), 4.00%, 05/01/48	745	609,758
Series I, (Q-SBLF), 4.13%, 05/01/52	1,000	827,495
County of Kalamazoo Michigan, GO, 4.13%, 05/01/47	1,375	1,159,868
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/33	1,500	1,523,843
(AGM), 5.00%, 05/01/34	1,500	1,522,426
(AGM), 5.00%, 05/01/35	1,000	1,012,663
Grand Ledge Public Schools, GO, (Q-SBLF), 5.00%, 05/01/44	1,585	1,596,378
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/48	4,000	3,989,213
Holly Area School District, GO, Series I, 5.25%, 05/01/48	8,235	8,284,805
Hudsonville Public Schools, GO, Series I, (Q-SBLF), 4.00%, 05/01/45	2,040	1,701,161
Hudsonville Public Schools, Refunding GO
(Q-SBLF), 5.00%, 05/01/46	2,500	2,496,624
(Q-SBLF), 5.00%, 05/01/49	2,375	2,344,583
Karegnondi Water Authority, Refunding RB
5.00%, 11/01/41	4,950	4,749,845
5.00%, 11/01/45	3,000	2,860,694
Kentwood Public Schools, GO
5.00%, 05/01/41	1,120	1,128,898
5.00%, 05/01/46	3,000	3,013,101
(AGM), 5.00%, 05/01/49	5,000	4,984,579
Lowell Area Schools, GO, Series I, (Q-SBLF), 5.00%, 05/01/47	1,500	1,491,471
Michigan Finance Authority, RB
Series H-1, 5.00%, 10/01/39(a)	5,400	5,418,347
2nd Lien, 4.00%, 11/01/50	1,500	1,237,305
Novi Community School District, GO
5.00%, 05/01/44	1,175	1,170,065
Series II, 4.00%, 05/01/43	1,320	1,130,787
Series II, 4.00%, 05/01/47	1,150	957,048
Rockford Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	5,710	5,640,298
Southfield Public Schools, GO, (Q-SBLF), 5.00%, 05/01/49	1,740	1,727,180
Three Rivers Community Schools, GO
Series II, (Q-SBLF), 4.13%, 05/01/46	2,000	1,731,828

Security	Par (000)	Value

County/City/Special District/School District (continued)
Three Rivers Community Schools, GO (continued)
Series II, (Q-SBLF), 4.25%, 05/01/49	$7,000	$5,861,554
Troy School District, GO, (Q-SBLF), 5.00%, 05/01/47	6,445	6,521,784
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 11/01/23(a)	5,480	5,480,000
(Q-SBLF), 5.00%, 05/01/47	1,000	1,000,685
(Q-SBLF), 5.00%, 05/01/49	2,500	2,481,580
Wayne-Westland Community Schools, GO
(Q-SBLF), 5.00%, 11/01/44	2,360	2,369,874
(Q-SBLF), 4.50%, 11/01/46	5,250	4,667,747
West Ottawa Public Schools, GO, (AGM), 4.00%, 11/01/46	1,730	1,456,428
Zeeland Public Schools, GO, Series A, (AGM), 5.00%, 05/01/33	1,000	1,013,761

		135,865,352

Education — 33.2%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	9,595	8,160,584
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,555,665
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	3,503,174
Michigan Finance Authority, Refunding RB 4.00%, 02/01/29	700	635,238
5.00%, 02/01/33	830	767,646
4.00%, 12/01/33	1,720	1,570,719
5.00%, 12/01/36	1,550	1,529,376
5.00%, 09/01/40	1,000	855,026
5.00%, 12/01/40	2,900	2,761,906
5.00%, 12/01/45	4,400	4,018,808
4.00%, 09/01/50	1,550	1,155,861
Series 25-A, AMT, 4.00%, 11/01/28	5,830	5,586,399
Series 25-A, AMT, 4.00%, 11/01/29	5,060	4,792,814
Series 25-A, AMT, 4.00%, 11/01/30	2,440	2,353,204
Series 25-A, AMT, 4.00%, 11/01/31	3,150	2,978,184
Michigan State University, Refunding RB
Series B, 4.00%, 02/15/44	4,000	3,479,634
Series B, 5.00%, 02/15/44	3,820	3,867,456
Series B, 5.00%, 02/15/48	6,160	6,183,495
Series C, 4.00%, 02/15/44	9,000	7,804,019
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,725,176
Series A, (AGM), 5.25%, 10/01/52	1,675	1,686,891
Series C, 5.25%, 10/01/48(b)	2,500	2,537,606
Oakland University, RB 5.00%, 03/01/41	3,635	3,598,577
5.00%, 03/01/47	3,500	3,325,596
Wayne State University, RB
Series A, 5.00%, 11/15/40	3,000	3,000,638
Series A, 5.00%, 11/15/43	8,530	8,601,180
Series A, 4.00%, 11/15/48	2,000	1,622,116
Western Michigan University, RB, Series A, (AGM), 5.00%, 11/15/53	1,500	1,458,890
Western Michigan University, Refunding RB
(AGM), 5.00%, 11/15/23(a)	1,750	1,750,316
5.25%, 11/15/23(a)	8,475	8,477,277
(AGM), 5.25%, 11/15/23(a)	1,000	1,000,269
5.00%, 11/15/49	8,435	8,419,613

		110,763,353

Health — 25.6%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/44	2,230	2,138,476

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Grand Traverse County Hospital Finance Authority, RB (continued)
Series A, 5.00%, 07/01/49	$2,610	$2,443,686
Series B, 4.00%, 07/01/49	2,000	1,575,147
Kalamazoo Economic Development Corp., Refunding RB, 5.00%, 05/15/42	425	342,843
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	522,789
Michigan Finance Authority, RB
Series S, 5.00%, 11/01/44	4,430	4,283,395
Series S, 4.00%, 11/01/46	1,025	829,759
Michigan Finance Authority, Refunding RB 5.00%, 05/15/25(a)	1,690	1,716,467
5.00%, 11/15/37	3,000	3,004,119
5.00%, 11/15/41	1,000	981,044
4.00%, 04/15/42	3,210	2,743,577
5.00%, 12/01/45	18,445	17,670,419
4.00%, 11/15/46	8,500	6,950,431
Series 2, 4.00%, 03/01/51	4,000	3,112,135
Series A, 4.00%, 12/01/40	3,085	2,667,664
Series A, 4.00%, 12/01/49	1,500	1,195,787
Series S, 5.00%, 05/15/34	1,500	1,507,147
Series S, 5.00%, 05/15/35	4,945	4,958,371
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	4,000	3,875,858
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	2,911,523
Royal Oak Hospital Finance Authority, Refunding RB,
Series D, 5.00%, 03/01/24(a)	20,000	20,047,266

		85,477,903

Housing — 10.9%
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.45%, 10/01/34	1,000	962,233
Series A, 4.63%, 10/01/39	3,490	3,250,961
Series A, 4.30%, 10/01/40	3,320	2,943,248
Series A, 4.00%, 10/01/43	7,420	6,221,624
Series A, 4.75%, 10/01/44	5,000	4,590,894
Series A, 5.00%, 10/01/48	7,000	6,638,191
AMT, (GNMA ), 4.75%, 04/20/37	2,595	2,401,941
Series A, AMT, 2.55%, 10/01/51	5,175	2,942,339
Michigan State Housing Development Authority, RB, S/F Housing, Series D, 5.50%, 06/01/53	6,510	6,598,644

		36,550,075

State — 24.3%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,000,767
Series F, 5.25%, 10/01/41	8,595	8,598,496
Michigan State Building Authority, Refunding RB
Series I, 4.00%, 10/15/40	3,300	2,971,762
Series I, 5.00%, 04/15/41	2,750	2,763,444
Series I, 5.00%, 10/15/47	5,000	5,064,540
Series I, 4.00%, 10/15/49	7,000	5,757,055
Michigan Strategic Fund, RB
Series A, 5.25%, 10/15/40	3,000	3,035,269
AMT, (AGM), 4.25%, 12/31/38	14,000	12,141,155
AMT, 5.00%, 12/31/43	15,000	13,946,780
State of Michigan Trunk Line Revenue, RB 5.00%, 11/15/42	3,000	3,063,672
4.00%, 11/15/46	5,590	4,783,820

Security	Par (000)	Value

State (continued)
State of Michigan Trunk Line Revenue, RB (continued) 5.25%, 11/15/49	$10,000	$10,269,155
Series B, 5.00%, 11/15/45	2,830	2,859,545
State of Michigan Trunk Line Revenue, RB, BAB, Series B, 4.00%, 11/15/45	5,500	4,727,112

		80,982,572

Tobacco — 2.1%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,097,432
Series A, Class 1, 4.00%, 06/01/49	2,750	2,246,407
Michigan Finance Authority, Refunding RB, CAB,
Series B-2, Class 2, 0.00%, 06/01/65(c)	50,000	3,716,545

		7,060,384

Transportation — 9.4%
Gerald R Ford International Airport Authority, ARB, AMT, (GTD), 5.00%, 01/01/51	5,435	5,153,565
Wayne County Airport Authority Refunding RB, 5.00%, 12/01/32	2,940	2,934,737
Wayne County Airport Authority, ARB 5.25%, 12/01/48	3,495	3,566,791
Series A, 5.00%, 12/01/42	1,000	1,002,573
Series A, 5.00%, 12/01/46	4,000	3,963,771
Series D, 5.00%, 12/01/45	5,000	4,939,152
Series B, AMT, 5.00%, 12/01/42	2,000	1,910,542
Wayne County Airport Authority, Refunding RB, Series F, AMT, 5.00%, 12/01/34	8,000	7,931,124

		31,402,255

Utilities — 17.7%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,007
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	973,581
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,134,432
Series A, Senior Lien, 5.25%, 07/01/52	2,000	2,006,766
Great Lakes Water Authority Water Supply System Revenue, RB, Series B, 2nd Lien, 5.00%, 07/01/46	13,000	12,635,003
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	6,000	6,064,316
Series A, 5.00%, 07/01/48	19,105	19,051,129
Michigan Finance Authority, Refunding RB
Series D-1, 5.00%, 07/01/35	750	758,705
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	1,000	1,006,595
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/32	5,250	5,285,589
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/33	3,000	3,019,811

		58,945,934

Total Municipal Bonds in Michigan		547,047,828

Puerto Rico — 5.2%

State — 5.2%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,061	1,090,782
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	534	450,460
Series A-1, Restructured, 5.00%, 07/01/58	825	714,973
Series A-2, Restructured, 4.78%, 07/01/58	103	86,238
Series A-2, Restructured, 4.33%, 07/01/40	1,109	957,635

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$616	$520,686
Series B-1, Restructured, 5.00%, 07/01/58	7,451	6,466,415
Series B-2, Restructured, 4.33%, 07/01/40	5,880	5,075,846
Series B-2, Restructured, 4.78%, 07/01/58	597	499,167
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,202	1,533,063

Total Municipal Bonds in Puerto Rico		17,395,265

Total Long-Term Investments — 169.1% (Cost: $606,222,996)		564,443,093

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(d)(e)	2	2

Total Short-Term Securities — 0.0% (Cost: $1)		2

Total Investments — 169.1% (Cost: $606,222,997)		564,443,095

Other Assets Less Liabilities — 0.3%		879,778

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (69.4)%		(231,556,217)

Net Assets Applicable to Common Shares — 100.0%		$333,766,656

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$18,024,108	$—	$(18,024,956)	(a)	$258	$592	$2	2	$117,421	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$564,443,093	$—	$564,443,093
Short-Term Securities
Money Market Funds	2	—	—	2

	$2	$564,443,093	$—	$564,443,095

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
VRDP Shares at Liquidation Value	$—	$(231,900,000)	$—	$(231,900,000)

	$—	$(231,900,000)	$—	$(231,900,000)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

S C H E D U L E O F I N V E S T M E N T S	4